Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

10. RELATED PARTY TRANSACTIONS

Notes Payable

The Company entered into construction loans with Sound Capital, LLC of which a director and minority shareholder is a director. The loans originated between November 2018 and February 2020; all of the loans have a one-year maturity with interest rates ranging between 8% and 11%. For the three months ended September 30, 2020, and September 30, 2019, the Company incurred loan origination fees of $271,900 and $488,500, respectively. For the nine months ended September 30, 2020, and September 30, 2019, the Company incurred loan origination fees of $396,900 and $488,500, respectively. These fees are recorded as debt discount and amortized over the life of the loans. The amortization is capitalized to real estate. As of September 30, 2020, and December 31, 2019, there were $425,000 and $853,800 of remaining debt discounts, respectively. As of September 30, 2020, and December 31, 2019, the outstanding loan balances were $8,419,400, and $14,935,000, respectively. The Company incurred interest expense of $203,600 and $450,000 for the three months ended September 30, 2020 and 2019, respectively, which is capitalized to Real Estate. The Company incurred interest expense of $840,000 and $710,200 for the nine months ended September 30, 2020 and 2019, respectively, which is capitalized to Real Estate.

On April 19, 2019, the Company entered into a construction loan with Olympic Views, LLC of which the Company’s Chief Executive Officer and President owns a 50% interest. The loan amount was $442,000 with an interest rate of 12% and a maturity date of April 19, 2020. The loan was collateralized by a deed of trust on land. The amounts outstanding were $0 and $442,000 as of September 30, 2020 and December 31, 2019. The interest expense was $8,900 and $13,300 for the three months ended September 30, 2020 and 2019. The interest expense was $41,900 and $24,000 for the nine months ended September 30, 2020 and 2019, respectively, and was capitalized as part of Real Estate. On May 15, 2020, the Company entered into an agreement with Olympic Views, LLC to convert this debt and accrued interest of $55,000 to common stock at the Initial Public Offering price of $6.00. This conversion was completed on August 28, 2020 concurrent with the Initial Public Offering. This transaction resulted in 82,826 shares of common stock being issued to Olympic Views, LLC.

Due to Related Party

We utilize certain land owned by SGRE, LLC which is 100% owned by the Company’s Chief Executive Officer and President to store and process excess fill materials from our Soundview Estates project at no cost to us. Any excess material that is not used by us are then sold to third parties. The materials sold by us to third parties are subject to a 25% commission payable to SGRE, LLC. At September 30, 2020 and December 31, 2019, the commission payable was $0 and $0, respectively. The commission expense for the three months ended September 30, 2020 and 2019, respectively was $209,100 and $0. The commission expense for the nine months ended September 30, 2020 and 2019, respectively was $209,100 and $0. The Company also owed SGRE, LLC $0 and $8,100 at September 30, 2020 and December 31, 2019, respectively. These balances were due to SGRE, LLC customers incorrectly writing checks to Harbor Materials which were deposited by Harbor Materials. When the customers’ errors were discovered, the Company remitted the funds to SGRE, LLC. The balances carry no interest and are due on demand.

Land Distribution to Company’s President

In 2019, the Company transferred land and the related mining bond with a book value of $495,500 to an investment company owned by the Company’s Chief Executive Officer and President. The Company received $0 in exchange for the property. This was accounted for as a transaction between entities under common control, and as such, the book value of $495,500 was recorded as a distribution to the owner in the statement of stockholders’ equity (deficit).

11. RELATED PARTY TRANSACTIONS

Notes Payable

The Company entered into a construction loan with an investment company owned by a family member of Sterling Griffin, President, on March 27, 2017. The loan was $2,052,600 with an interest rate of 9% and a maturity date of March 27, 2018. The loan was collateralized by a deed of trust on land. The amount outstanding on the loan was $0 as of December 31, 2019 and 2018, the interest expense was $0 and $51,500 for the years ended December 31, 2019 and 2018 and was capitalized as part of Real Estate.

The Company entered into a construction loan with an investment company owned by a family member of Sterling Griffin, President, on January 10, 2017. The loan was $240,700 with an interest rate of 9% and a maturity date of January 10, 2018. The loan was collateralized by a deed of trust on land. The amount outstanding on the loan was $0 as of December 31, 2019 and 2018. The interest expense was $0 and $20,000 for the years ended December 31, 2019 and 2018 and was capitalized as part of Real Estate.

The Company entered into a construction loan with an investment company owned by a family member of Sterling Griffin, President, on April 18, 2017. The loan was $113,400 with an interest rate of 9% and a maturity date of April 18, 2018. The loan was collateralized by deed of trust on land. The amount outstanding was $0 as of December 31, 2019 and 2018. The interest expense was $0 and $5,500 for the years ended December 31, 2019 and 2018 and was capitalized as part of Real Estate.

The Company entered into a construction loan with the owner of the non-controlled interest in Saylor View Estates LLC on January 17, 2017. The loan was $145,000 with an interest rate of 12% and a maturity date of January 17, 2018. The loan was collateralized by a deed of trust on land. The amount outstanding on the loan was $0 and $0 as of December 31, 2019 and 2018. The interest expense was $0 and $1,400 for the years ended December 31, 2019 and 2018 and was capitalized as part of Real Estate.

The Company entered into construction loans with Sound Capital, LLC of which Robb Kenyon, Director and minority shareholder, is a Partner. The loans originated between November 2018 and November 2019 all of which have a one-year maturity with interest rates ranging between 9% - 11.99%. As of December 31, 2019 and 2018 the company incurred loan origination fees of is $771,700 and $0 respectively. These fees are recorded as debt discount and amortized over the life of the loan. The amortization is capitalized as to real estate. At December 31, 2019 and 2018 there was $402,300 and $0 of remaining debt discount, respectively. At December 31, 2019 and 2018 the outstanding loan balances were $14,935,100, and $1,656,200, respectively. The Company incurred interest expense of $1,191,800 and $228,600 for the years ended December 31, 2019 and 2018, respectively, which is capitalized to Real Estate.

The Company entered into a construction loan with Olympic Views, LLC of which Sterling Griffin, President, owns a 50% interest and 50% owned by Reed Kelly on April 19, 2019. The loan is $442,000 with an interest rate of 12% and a maturity date of April 19, 2020. The loan is collateralized by a deed of trust on land. The amount outstanding on the loan was $442,000 as of December 31, 2019. The interest expense was $37,600 for the year ended December 31, 2019 and was capitalized as part of Real Estate.

Due to Related Party

The Company owes SGRE, LLC which is 100% by Sterling Griffin, President, $8,100 at December 31, 2019. There is no interest and is due on demand.

Sale to Owners

During 2018, the Company sold land with a book value of $1,277,000 to an investment company owned 50% Sterling Griffin President of the company and 50% by Reed Kelly a shareholder of the Company. The Company received $1,250,000 in exchange for the property. This was accounted as a transaction between entities under common control, and as such, no revenue or expense was recorded in the statement of operations and the difference between the sale price and the book value of $27,000 was recorded as a distribution to the shareholder in the statement of stockholders equity.

Land Distribution to Sterling Griffin

In 2019, the Company transferred land and the related mining bond with a book value of $495,500 to an investment company owned by Sterling Griffin, President. The Company received $0 in exchange for the property. This was accounted for as a transaction between entities under common control, and as such, the book value of $495,500 was recorded as a distribution to the owners in the statement of stockholders’ equity.